TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
H. B. Alvord
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

---------------------------------------|-|-------------------------------------

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould LLP
150 Federal Street, Boston, MA 02110

---------------------------------------|-|-------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.


NYTFR/S/96          Printed on Recycled Paper [recycle symbol]



[logo] LANDMARK(SM) FUNDS
          Advised by Citibank, N.A.


LANDMARK
NEW YORK TAX FREE
RESERVES


SEMI-ANNUAL
REPORT
February 28, 1997

--------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

     Short-term tax-exempt securities from issuers in New York State produced competitive returns commensurate with safety during the six-month period ended February 28, 1997. When the period began, the economic environment was one of subdued growth, unchanged monetary policy, relatively low interest rates and low inflation, albeit with a moderately upward bias. These conditions soon changed: the fourth quarter of 1996 saw more robust economic growth than most economists had expected. Yet, the absence of accompanying inflationary pressures has enabled the Federal Reserve Board to hold monetary policy steady and keep interest rates low.

     In this environment, the Landmark Funds' investment adviser, Citibank, N.A., continued to manage Landmark New York Tax Free Reserves with the goal of achieving its investment objectives: providing high levels of current income that are largely exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity. The Fund seeks to offer an attractive yield by investing primarily in high-quality short-term municipal obligations issued by New York State, its municipalities and their agencies.

     This report reviews the Fund's investment activities and performance during the six months ended February 28, 1997, and provides a summary of Citibank's perspective on and outlook for New York's tax-free money market securities marketplace. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation.


/s/ Philip W. Coolidge

Philip W. Coolidge
President
March 14, 1997


--------------------------------------------------------------------------------
Remember that Mutual Fund Shares:
o  Are not bank deposits or FDIC insured
o  Are not obligations of or guaranteed by Citibank or Citicorp Investment
   Services
o Are subject to investment risks, including possible loss of the principal amount invested


TABLE OF CONTENTS
LANDMARK NEW YORK TAX FREE RESERVES
--------------------------------------------------------------------------------
 1   A Letter to Our Shareholders
--------------------------------------------------------------------------------
 2   Market Environment
     Fund Snapshot
--------------------------------------------------------------------------------
     Fund Quotes
 3   The Portfolio Manager Responds
     Strategy and Outlook
--------------------------------------------------------------------------------
 4   Fund Data
     7-Day Yield Comparisons

--------------------------------------------------------------------------------
 5   Portfolio of Investments
--------------------------------------------------------------------------------
 9   Statement of Assets and Liabilities
--------------------------------------------------------------------------------
10   Statement of Operations
--------------------------------------------------------------------------------
11   Statement of Changes in Net Assets
--------------------------------------------------------------------------------
12   Financial Highlights
--------------------------------------------------------------------------------
13   Notes to Financial Statements

--------------------------------------------------------------------------------
 MARKET ENVIRONMENT

     Although the economy during the first half of 1996 was stronger than most economists expected, by September economic growth had moderated to a rate well below the level at which the Federal Reserve Board's monetary policy-makers begin to worry about inflation. This favorable environment proved to be positive for most fixed-income securities, in large part because the Federal Reserve was able to hold monetary policy steady after their most recent rate cut in January, 1996.

     By the end of January, 1997, however, it became apparent that the U.S. economy had accelerated at an annualized 4.7% rate during the fourth quarter of 1996, a higher level of growth than most market-watchers expected. This increase, coupled with gains in employment and industrial production, once again raised concern among some investors that an acceleration of inflation might be imminent. Yet, other reliable leading indicators of inflation subsequently told a different story, reassuring the markets that low levels of inflation were likely to continue.

     Economic conditions in New York State appeared to improve during the period as the current fiscal year apparently will end with a budget surplus of more than $1 billion. If the revenue and spending forecasts in next year's budget are realized, New York State could receive an upgrade from A- to A in its credit rating from Standard & Poor's, a major bond rating agency.


--------------------------------------------------------------------------------
 FUND SNAPSHOT

COMMENCEMENT OF OPERATIONS
November 4, 1985

NET ASSETS AS OF 2/28/97
$1,034.9 million

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

DIVIDENDS
Declared daily, paid monthly

BENCHMARKS
o Lipper New York Tax Exempt Money Market Funds Average
o IBC New York Tax Free Funds Average

INVESTMENT ADVISER
Citibank, N.A.

* A portion of the income may be subject to the Federal Alternative Minimum Tax
  (AMT). Consult your personal tax advisor.

--------------------------------------------------------------------------------
 FUND QUOTES FROM THE PORTFOLIO MANAGER

"Fourth quarter 1996 economic growth was stronger than expected, and we are watching carefully to see if that strength continues or returns to noninflationary levels."

"We took advantage of high-quality nonrated notes issued by school districts that are considered by our analysts to be equivalent to the highest quality rated securities."

"New York's economy appears to be strong and the state should end the fiscal year with a surplus, despite the fact that the state legislature is perennially late adopting a budget."


--------------------------------------------------------------------------------
 THE PORTFOLIO MANAGER RESPONDS

     As economic activity slowed in August and September, interest rates declined modestly, retracing some of their gains from earlier in the year. Our strategy in this environment was to maintain the stance we had adopted at the end of July, 1996: a longer-than-average maturity intended to maintain prevailing yields for as long as practical in a declining interest rate environment.

     We maintained this longer-than-neutral posture throughout the period, shortening and lengthening within a well defined range to take advantage of changing supply-demand relationships in the municipal securities market. Just prior to times when New York and its municipalities came to the market to issue new securities, we shortened our average maturity to take advantage of the temporary increase in supply. During such times, we strive to lock in incrementally higher yields for as long as possible in anticipation of lower interest rates.

     The Fund consisted of a diverse array of short-term tax-exempt securities throughout the six-month period. Most significantly, we increased our exposure to non-rated notes issued by small school districts. Because of their small size, these issuers chose not to pay for a credit evaluation by the major bond rating agencies, and they therefore are not considered by some institutional investors who rely on such reports. At Citibank, our analysts carefully evaluate the creditworthiness of each issuer and approve non-rated securities for purchase only if their credit quality is considered equivalent to the major agencies' highest ratings.

     In accordance with its investment policies, the Fund also focused on variable-rate floaters and commercial paper, both of which provided higher yields than New York's general obligation municipal securities. At times when high-quality New York securities are unavailable, we will purchase Puerto Rico short-term obligations. These investments are exempt from federal and state income taxes, although they typically offer somewhat lower yields than New York securities.


--------------------------------------------------------------------------------
 STRATEGY AND OUTLOOK

     Our outlook for 1997 is cautiously optimistic. While we expect inflation to remain benign for the first part of 1997, we are aware of the risk that, if economic growth during the first quarter of 1997 is as strong as it was in the fourth quarter of 1996, the Federal Reserve probably would raise key short-term interest rates. In such an event, we might attempt to reduce the Fund's average maturity toward the neutral range to take advantage of higher yielding opportunities if they become available. We could also seek to increase our exposure to variable-rate securities that tend to do well in rising interest-rate environments.

     At this point, however, we believe that the fourth quarter's economic strength was a temporary anomaly, and we expect the first part of 1997 to show a market environment remarkably similar to the one that prevailed in the third quarter of 1996: moderate growth, low inflation, modestly declining interest rates and an unchanged monetary policy. Our strategy in this environment is to maintain an average duration in the longer-than-neutral range. If the national economy slows over the near term, we could maintain a longer-than-average maturity in order to maintain competitive yields in a declining interest rate environment.

--------------------------------------------------------------------------------
 FUND DATA All Periods Ended February 28, 1997 (unaudited)

                                                                          TOTAL RETURNS
                                                      ----------------------------------------------------
                                                          SIX           ONE          FIVE            TEN
                                                       MONTHS**        YEAR         YEARS*         YEARS*
                                                      -----------    ---------    ----------     ----------
Landmark New York Tax Free Reserves.................     1.43%         2.85%         2.53%          3.49%
Lipper New York Tax Exempt Money Market Funds Average    1.43%         2.87%         2.54%          3.55%

  *Average Annual Total Return
**Not Annualized

7-DAY YIELDS
------------
Annualized Current           2.77%
Effective                    2.81%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested.

The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.


--------------------------------------------------------------------------------
 7-DAY YIELD COMPARISONS

       COMPARISON OF 7-DAY YIELDS FOR LANDMARK NEW YORK TAX FREE RESERVES
                     VS. IBC NEW YORK TAX FREE FUNDS AVERAGE

As the graph illustrates, Landmark New York Tax Free Reserves generally provided a similar annualized seven-day yield than a comparable IBC's Money Fund Report Averages(TM), as published in IBC Money Fund Report(TM), for the one year period.

                  Landmark New York      IBC New York Tax
                  Tax Free Reserves     Free Funds Average
                  -----------------     ------------------
        3/5/96          2.71%                  2.70%
       3/12/96          2.57%                  2.54%
       3/19/96          2.60%                  2.58%
       3/26/96          2.67%                  2.65%
        4/2/96          2.70%                  2.70%
        4/9/96          2.59%                  2.56%
       4/16/96          2.70%                  2.74%
       4/23/96          2.83%                  2.88%
       4/30/96          3.00%                  3.10%
        5/7/96          3.01%                  3.09%
       5/14/96          3.01%                  3.10%
       5/21/96          3.02%                  3.06%
       5/28/96          2.94%                  2.99%
        6/4/96          2.87%                  2.93%
       6/11/96          2.64%                  2.66%
       6/18/96          2.67%                  2.72%
       6/25/96          2.74%                  2.81%
        7/2/96          2.73%                  2.76%
        7/9/96          2.36%                  2.21%
       7/16/96          2.37%                  2.22%
       7/23/96          2.73%                  2.67%
       7/30/96          2.84%                  2.84%
        8/6/96          2.86%                  2.84%
       8/13/96          2.87%                  2.82%
       8/20/96          2.87%                  2.89%
       8/27/96          2.82%                  2.81%
        9/3/96          2.84%                  2.82%
       9/10/96          2.77%                  2.71%
       9/17/96          2.83%                  2.78%
       9/24/96          2.92%                  2.90%
       10/1/96          3.04%                  3.05%
       10/8/96          2.81%                  2.73%
      10/15/96          2.87%                  2.82%
      10/22/96          2.91%                  2.89%
      10/29/96          2.92%                  2.91%
       11/5/96          2.90%                  2.90%
      11/12/96          2.82%                  2.80%
      11/19/96          2.88%                  2.88%
      11/26/96          2.88%                  2.89%
       12/3/96          2.93%                  2.97%
      12/10/96          2.73%                  2.68%
      12/17/96          2.85%                  2.85%
      12/24/96          3.04%                  3.05%
      12/31/96          3.15%                  3.17%
        1/7/97          2.82%                  2.81%
       1/14/97          2.81%                  2.74%
       1/21/97          2.85%                  2.77%
       1/28/97          2.85%                  2.78%
        2/4/97          2.91%                  2.86%
       2/11/97          2.78%                  2.72%
       2/18/97          2.78%                  2.72%
       2/25/97          2.81%                  2.75%

Notes: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the fund's returns and yields would have been lower.

 Landmark New York Tax Free Reserves
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

                                                PRINCIPAL
                                                 AMOUNT
ISSUER                                       (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
  TAX-EXEMPT COMMERCIAL PAPER--3.9%
New York State Dormitory Authority
  Revenue, 3.30%, due 4/8/97 ...............       $ 3,000       $  3,000,000
New York State Dormitory Authority
  Revenue, 3.45%, due 4/8/97 ...............         8,000          8,000,000
New York State Dormitory Authority
  Revenue, 3.35%, due 4/10/97 ..............         2,000          2,000,000
New York State Dormitory Authority
  Revenue, 3.35%, due 4/14/97 ..............         5,000          5,000,000
New York State Dormitory Authority
  Revenue, 3.40%, due 5/15/97 ..............         5,000          5,000,000
New York State Dormitory Authority
  Revenue, 3.35%, due 5/18/97 ..............         9,000          9,000,000
Port Authority of New York &
  New Jersey, Series B, AMT,
  3.25%, due 3/11/97 .......................         3,750          3,750,000
Puerto Rico Commonwealth
  Government Development,
  3.25%, due 4/9/97 ........................         4,200          4,200,000
                                                               --------------
                                                                   39,950,000
                                                               --------------
  REVENUE, TAX, BOND AND TAX
  REVENUE ANTICIPATION NOTES--25.2%
Brentwood, NY Union Free School,
  District, TANs, 4.25%, due 6/30/97 .......         5,000          5,002,336
Brentwood, NY Union Free School
  District, TANs, 4.50%, due 6/30/97 .......        14,000         14,018,139
Connetquot, NY Central Islip School
  District, RANs, 4.50%, due 6/26/97 .......        10,000         10,016,850
Cortland, NY City School District,
  RANs, 4.25%, due 6/26/97 .................         5,000          5,004,537
Clinton County, NY BANs, 4.00%, due
  12/12/97 .................................         7,535          7,560,445
East Islip, NY Union Free School
  District, TANs, 4.50%, due 6/26/97 .......         9,000          9,015,009
Elmira County, NY School District,
  RANs, 4.25%, due 9/30/97 .................         6,000          6,008,381
Elmira County, NY School District,
  BANs, 4.25%, due 12/17/97 ................         7,540          7,554,328
Greenport, NY Union Free School
  District, TANs, 4.50%, due 6/26/97 .......         1,775          1,778,236
Harrison, NY BANs, 4.00%,
  due 12/18/97 .............................         1,500          1,505,053
Hicksville, NY Union Free School
  District, TANs, 4.25%, due 6/26/97 .......         4,925          4,929,470
Levittown, NY Central School District,
  TANs, 4.25%, due 6/25/97 .................         7,900          7,905,747
Lindenhurst, NY Union Free School
  District, TANs, 4.25%, due 6/25/97 .......         9,875          9,877,961
Longwood, NY Central School District,
  TANs, 4.25%, due 6/26/97 .................        12,000         12,009,061
Monroe County, NY, BANs,
  4.00%, due 12/12/97 ......................         7,000          7,025,762
Mount Sinai, NY Union Free School
  District, TANs, 4.38%, due 6/27/97 .......         4,500          4,506,525
Nassau County, NY, RANs,
  4.00%, due 3/5/97 ........................         1,500          1,500,056
Nassau County, NY, BANs,
  4.50%, due 3/14/97 .......................        13,000         13,002,813
Nassau County, NY, TANs,
  4.00 %, due 3/27/97 ......................        10,000         10,003,957
New York City, NY, RANs,
  4.50%, due 4/15/97 .......................        12,000         12,012,346
New York City, NY, RANs,
  4.50%, due 6/30/97 .......................        24,045         24,108,480
Phelps Clifton Springs, New York,
  Central School District BANs,
  4.25%, due 6/20/97 .......................        20,065         20,079,360
Puerto Rico Electric Power Authority,
  TRANs, 4.00%, due 7/30/97 ................        17,000         17,036,768
Putman County, NY, TANs,
  4.00%, due 8/27/97 .......................         7,250          7,265,418
Riverhead, NY Central School District,
  TANs, 4.25%, due 6/26/97 .................         5,000          5,004,537
Riverhead, NY Central School District,
  BANs, 3.88%, due 12/5/97 .................         7,105          7,119,274
Sauquoit Valley, NY Central School
  District, RANs, 4.25%, due 10/30/97 ......         4,845          4,862,131
Suffolk County, NY,
  4.50%, due 9/11/97 .......................         5,000          5,013,905
Wayland Cohocton, NY Central School,
  BANs, 4.00%, due 1/14/98 .................         8,500          8,524,878
Westchester County, NY, TANs,
  3.49%, due 12/11/97 ......................         5,000          5,000,722
West Islip, NY Union Free School
  District,TANs, 4.50%, due 6/30/97 ........         6,650          6,662,513
                                                               --------------
                                                                  260,914,998
                                                               --------------
  ANNUAL, SEMI-ANNUAL AND
  QUARTERLY TENDER REVENUE
  BONDS AND NOTES (PUTS)--13.0%
Municipal Assistance Corp, NY
  4.00%, due 7/1/97 ........................         1,000          1,000,951
Nassau County, NY, 5.00%, due 8/1/97 .......         3,715          3,734,685
New York City Municipal Water
  Finance Authority, 6.50%,
  due 6/15/97 ..............................         2,275          2,326,824
New York City Municipal Water
  Finance Authority, 9.00%,
  due 6/15/97 ..............................         2,160          2,234,365
New York City, NY, 6.75%, due 3/15/97 ......         2,100          2,102,089
New York City, NY, 8.50%, due 8/1/97 .......         2,000          2,080,361
New York City, NY, 8.75%, due 11/1/97 ......         1,190          1,246,725
New York State Dormitory Authority
  Revenue, 6.40%, due 5/1/97 ...............         1,080          1,084,513
New York State Dormitory Authority
  Revenue, 6.50%, due 5/1/97 ...............         1,050          1,055,082
New York State Dormitory Authority
  Revenue, 8.00%, due 7/1/97 ...............         2,880          2,956,816
New York State Dormitory Authority
  Revenue, 8.12%, due 7/1/97 ...............         3,700          3,825,229
New York State Dormitory Authority
  Revenue, 9.20%, due 7/1/97 ...............         1,500          1,556,001
New York State Dormitory Authority
  Revenue, 4.00%, due 8/1/97 ...............         5,000          5,011,140
New York State Dormitory Authority
  Revenue, 6.40%, due 11/1/97 ..............         1,000          1,018,816
New York State Dormitory Authority
  Revenue, 4.50%, due 2/1/98 ...............         1,945          1,960,042
New York State Environmental
  Revenue, 3.40%, due 5/15/97 ..............         5,000          5,000,000
New York State Energy, Research &
  Development, 3.85%, due 10/15/97 .........         1,000          1,000,000
New York State Energy, Research &
  Development, 3.60%, due 11/15/97 .........         8,000          8,000,000
New York State Energy, Research &
  Development, 3.25%, due 3/1/97 ...........        15,000         15,000,000
New York State Energy, Research &
  Development, 3.30%, due 3/15/97 ..........        10,000         10,000,000
New York State Housing Finance
  Authority, 3.80%, due 5/1/97 .............         2,195          2,195,000
New York State Housing Finance
  Authority, 5.60%, due 5/1/97 .............         3,900          3,911,972
Puerto Rico Electric Power Authority,
  8.37%, due 7/1/97 ........................         1,590          1,647,125
Puerto Rico Electric Power Authority,
  9.25%, due 7/1/97 ........................         2,860          2,969,854
New York State Power Authority
  Revenue, 3.70%, due 9/1/97 ...............        47,000         47,000,000
New York State Power Authority
  Revenue, 4.00%, due 1/1/98 ...............         1,475          1,478,602
New York State Power Authority
  Revenue, 7.88%, due 1/1/98 ...............         1,095          1,154,001
New York State Power Authority
  Revenue, 8.00%, due 1/1/98 ...............         1,850          1,950,902
                                                               --------------
                                                                  134,501,095
                                                               --------------

  VARIABLE RATE DEMAND NOTES*--57.2%
Alaska State Housing Finance
  Corporation, due 6/1/26 ..................         3,500          3,500,000
Babylon, NY Industrial Development
  Agency, due 7/1/14 .......................           900            900,000
Botetourt County, VA, due 7/1/11 ...........         2,200          2,200,000
Burke County, GA Development
  Authority Pollution, due 1/1/16 ..........         5,000          5,000,000
Charleston County, SC Industrial
  Development Revenue, due 1/1/07 ..........           700            700,000
Chicago, IL Tax Allocation, due 12/1/14 ....         3,000          3,000,000
Dade County, Florida Spa Revenue,
  due 8/1/15 ...............................         6,900          6,900,000
Erie County, NY Water Authority,
  due 12/1/16 ..............................         1,900          1,900,000
Farmington, NM Pollution Control
  Revenue, due 9/1/24 ......................         2,070          2,070,000
Floyd County, BA Pollution
  Development Authority, due 9/1/26 ........         2,500          2,500,000
Harris County, TX Industrial
  Development Authority, AMT,
  due 8/15/27 ..............................         1,900          1,900,000
Heard County, GA Pollution
  Development Authority, due 9/1/26 ........         1,000          1,000,000
Iowa Student Loan Liquidity Corp.,
  AMT, due 12/1/23 .........................         1,000          1,000,000
Jefferson County, NY Industrial
  Development, AMT, due 7/1/05 .............         2,250          2,250,000
Jacksonville, FL Industrial
  Development Corp., due 2/1/14 ............         2,100          2,100,000
Jackson, MS Pollution Control,
  due 6/1/23 ...............................           700            700,000
Kansas City, MO Industrial
  Development Hospital,
  due 10/15/14 .............................         3,700          3,700,000
Los Angeles, CA Regulation Airport
  Lease, due 12/1/25 .......................         5,500          5,500,000
Metropolitan Transit Authority, NY,
  due 7/1/21 ...............................         9,800          9,800,000
Missouri Higher Education Student
  Loan, AMT, due 6/1/17 ....................         5,100          5,100,000
Montgomery County, OH Revenue,
  due 5/15/25 ..............................         2,400          2,400,000
Nassau County, NY, Industrial
  Development Agency, due 12/1/99 ..........         3,000          3,000,000
New Hanover County, NC,
  due 3/1/13 ...............................         2,250          2,250,000
Newport Beach, CA Revenue,
  due 10/1/22 ..............................         3,500          3,500,000
New York City, NY, due 8/1/09 ..............         1,000          1,000,000
New York City, NY, due 2/15/12 .............        25,100         25,100,000
New York City, NY, due 2/15/13 .............         1,300          1,300,000
New York City, NY, due 8/1/15 ..............         1,300          1,300,000
New York City, NY, due 8/1/16 ..............         2,500          2,500,000
New York City, NY, due 8/1/19 ..............         4,900          4,900,000
New York City, NY, due 8/1/20 ..............         1,000          1,000,000
New York City, NY, due 8/1/21 ..............        13,500         13,500,000
New York City, NY, due 8/1/22 ..............         2,450          2,450,000
New York City, NY, due 8/1/23 ..............           200            200,000
New York City, NY, due 8/15/23 .............         1,800          1,800,000
New York City, NY, due 8/15/24 .............         7,400          7,400,000
New York City Housing Development,
  due 12/1/29 ..............................         7,000          7,000,000
New York City Housing Development,
  due 11/1/10 ..............................         1,300          1,300,000
New York City Housing Development,
  due 8/1/15 ...............................         6,200          6,200,000
New York City Housing Development,
  AMT, due 12/15/24 ........................        24,700         24,700,000
New York City Housing Development,
  due 3/15/25 ..............................        13,100         13,100,000
New York City Industrial Development
  Agency, due 6/30/14 ......................         2,000          2,000,000
New York City Industrial Development
  Agency, due 6/30/23 ......................         2,300          2,300,000
New York City, NY Cultural Affairs
  (Carnegie Hall), due 12/1/10 .............         2,000          2,000,000
New York City, NY Cultural Affairs
  (Carnegie Hall), due 12/1/15 .............         4,325          4,325,000
New York City, NY Cultural Affairs
  (Carnegie Hall), due 4/1/21 ..............         1,200          1,200,000
New York City, NY, Municipal Water
  Finance Authority, due 6/15/23 ...........        12,100         12,100,000
New York City, NY, Municipal Water
  Finance Authority, due 6/15/24 ...........        12,625         12,625,000
New York State Dormitory Authority
  Revenue, due 7/1/23 ......................           800            800,000
New York State Dormitory Authority
  Revenue, due 7/1/25 ......................           700            700,000
New York State Energy, Research &
  Development Authority, due 10/1/14 .......         1,700          1,700,000
New York State Energy, Research &
  Development Authority, due 8/1/15 ........         1,000          1,000,000
New York State Energy, Research &
  Development Authority, due 11/1/20 .......        15,000         15,000,000
New York State Energy, Research &
  Development Authority, due 12/1/25 .......         4,400          4,400,000
New York State Energy, Research &
  Development Authority, due 12/1/26 .......         2,200          2,200,000
New York State Energy, Research &
  Development Authority, due 1/1/27 ........         2,000          2,000,000
New York State Energy, Research &
  Development Authority, due 6/1/27 ........         2,000          2,000,000
New York State Environmental Resource
  Recovery, AMT, due 11/1/14 ...............         1,400          1,400,000
New York State Housing Finance
  Authority, AMT, due 11/1/28 ..............         4,000          4,000,000
New York State Job Development
  Authority, due 3/1/99 ....................         2,070          2,070,000
New York State Job Development
  Authority, due 3/1/00 ....................         6,220          6,220,000
New York State Job Development
  Authority, AMT, due 3/1/00 ...............         2,520          2,520,000
New York State Job Development
  Authority, AMT, due 3/1/03 ...............           605            605,000
New York State Job Development
  Authority, due 10/1/05 ...................         1,200          1,200,000
New York State Job Development
  Authority, AMT, due 3/1/07 ...............         5,440          5,440,000
New York State Local Government
  Assistance Corp., due 4/1/22 .............        31,400         31,400,000
New York State Local Government
  Assistance Corp., due 4/1/23 .............        31,800         31,800,000
New York State Local Government
  Assistance Corp., due 4/1/25 .............        46,430         46,430,000
New York State Medical Care Facilities
  Agency, due 11/1/03 ......................         8,200          8,200,000
New York State Medical Care Facilities
  Agency, due 11/1/08 ......................         3,600          3,600,000
New York State Medical Care Facilities
  Agency, due 8/15/14 ......................         2,110          2,110,000
New York State Medical Care Facilities
  Agency, due 2/15/29 ......................         5,625          5,625,000
New York State Thruway Authority,
  due 11/1/24 ..............................         1,900          1,900,000
New York State Thruway Authority,
  due 1/1/25 ...............................        12,665         12,665,000
North Carolina Medical Care Hospital,
  due 10/1/13 ..............................         2,500          2,500,000
North Texas Higher Educational
  Authority, due 4/1/36 ....................         4,300          4,300,000
Orangeburg County, SC Solid Waste,
  due 11/1/24 ..............................           200            200,000
Phenix City, AL Environmental,
  Import, due 3/1/31 .......................         4,900          4,900,000
Pinellas County, Florida Health
  Facilities Authority, due 12/1/15 ........         2,000          2,000,000
Pitkin County, CO Industrial
  Development Revenue, AMT,
  due 4/1/14 ...............................           800            800,000
Port Authority of New York &
  New Jersey, AMT, due 1/1/01 ..............        65,000         65,000,000
Port Authority of New York &
  New Jersey, Special Obligation,
  due 6/1/20 ...............................           900            900,000
Port Authority of New York &
  New Jersey, Special Obligation,
  due 8/1/28 ...............................         6,000          6,000,000
Puerto Rico Commonwealth
  Government Development,
  due 12/1/15 ..............................           800            800,000
Purdue University, IN University
  Revenue, due 7/1/11 ......................         3,000          3,000,000
Rockport, IN Pollution Control
  Authority due 7/1/25 .....................           500            500,000
Saint Charles Parish, LA Pollution
  Control Authority, AMT, due 10/1/22 ......         2,200          2,200,000
Saint Charles Parish, LA Pollution
  Control Authority, AMT, due 9/1/23 .......           200            200,000
Schenectady County, NY Industrial
  Development, due 6/1/09 ..................         1,930          1,930,000
Seneca, NY Industrial Development
  Authority, due 10/1/21 ...................         3,700          3,700,000
Southhampton County, VA Industrial
  Development, due 4/1/15 ..................         6,100          6,100,000
Southwestern, IL Environmental
  Development Authority, due 11/1/25 .......           300            300,000
Suffolk County, NY Water Authority,
  due 2/6/01 ...............................         5,000          5,000,000
Thornton, CO Industrial Development
  Revenue, due 12/15/99 ....................         1,000          1,000,000
Triborough Bridge & Tunnel
  Authority, NY, due 1/1/04 ................         5,049          5,049,000
Triborough Bridge & Tunnel
  Authority, NY, due 6/7/09 ................         6,930          6,930,000
Triborough Bridge & Tunnel
  Authority, NY, due 1/1/24 ................        14,700         14,700,000
Volusia County, FL Health Facilities
  Authority, due 9/1/20 ....................           600            600,000
Uinta County, WY Pollution Control
  Revenue, due 8/15/20 .....................         4,500          4,500,000
Warren & Washington County, NY
  Industrial Development Revenue,
  due 11/1/98 ..............................         7,800          7,800,000
Washington State, Health Care
  Facilities, due 10/1/05 ..................         4,500          4,500,000
Washoe County, NV Water Facilities
  Revenue, due 12/1/20 .....................         2,700          2,700,000
Westchester County, NY Industrial
  Development Revenue,
  due 7/1/98 ...............................         4,300          4,300,000
West Feliciana LA, Parish,
  due 4/1/16 ...............................           300            300,000
West Feliciana LA, Parish,
  due 4/4/16 ...............................         1,500          1,500,000
Wisconsin State Health & Educational
  Facilities, due 8/15/16 ..................         6,950          6,950,000
                                                               --------------
                                                                  592,314,000
                                                               --------------
TOTAL INVESTMENTS
  AT AMORTIZED COST ........................         99.3%      $1,027,680,093

OTHER ASSETS, LESS LIABILITIES .............          0.7%           7,180,225
                                                    -----       --------------
NET ASSETS .................................        100.0%      $1,034,860,318
                                                    =====       ==============

AMT- Subject to Alternative Minimum Tax.
* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days' notice.

See notes to financial statements

 Landmark New York Tax Free Reserves
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES February 28, 1997 (unaudited)

ASSETS:
Investments, at amortized cost and value (Note 1A) ...............................              $1,027,680,093
Interest receivable ..............................................................                   8,980,729
                                                                                                --------------
 Total assets ....................................................................               1,036,660,822
                                                                                                --------------

LIABILITIES:
Dividends payable ................................................................                   1,110,773
Payable for shares of beneficial interest repurchased ............................                      78,112
Payable to affiliates:
 Investment advisory fees (Note 3) ...............................................  $ 76,017
 Shareholder servicing agents' fees (Note 4B) ....................................   192,415           268,432
                                                                                    --------
Accrued expenses and other liabilities ...........................................                     343,187
                                                                                                --------------
 Total liabilities ...............................................................                   1,800,504
                                                                                                --------------
NET ASSETS for 1,034,883,495 shares of beneficial interest outstanding ...........              $1,034,860,318
                                                                                                ==============

NET ASSETS CONSIST OF:
Paid-in capital ..................................................................              $1,034,883,495
Accumulated net realized loss on investments .....................................                    (23,177)
                                                                                                --------------
 Total ...........................................................................              $1,034,860,318
                                                                                                ==============

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE ..................                       $1.00
                                                                                                         =====

See notes to financial statements

 Landmark New York Tax Free Reserves
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Six Months Ended February 28, 1997 (unaudited)

INTEREST INCOME (NOTE 1B): .................................................................       $16,757,985

EXPENSES:
Administrative fees (Note 4A) .............................................   $1,174,837
Shareholder Servicing Agents' fees (Note 4B) ..............................    1,174,837
Investment Advisory fees (Note 3) .........................................      939,870
Distribution fees (Note 5) ................................................      469,935
Custodian fees ............................................................      156,265
Trustee fees ..............................................................       28,966
Shareholder reports .......................................................       17,642
Auditing fees .............................................................       16,000
Legal fees ................................................................        9,213
Transfer agent fees .......................................................        6,042
Registration fees .........................................................          161
Miscellaneous .............................................................       71,017
                                                                              ----------
 Total expenses ...........................................................    4,064,785
Less aggregate amounts waived by Investment Adviser, Administrator,
 and Distributor (Notes 3, 4A, and 5) .....................................     (966,005)
  Less fees paid indirectly (Note 1E) ......................................      (7,561)
                                                                              ----------
  Net expenses .............................................................                         3,091,219
                                                                                                   -----------
  Net investment income ....................................................                        13,666,766
NET REALIZED GAIN ON INVESTMENTS ..........................................                                341
                                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................                        $13,667,107
                                                                                                   ===========

See notes to financial statements

 Landmark New York Tax Free Reserves
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS ENDED
                                                                          FEBRUARY 28, 1997       YEAR ENDED
                                                                             (UNAUDITED)        AUGUST 31, 1996
                                                                           ---------------       -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income .................................................  $   13,666,766         $  25,500,541
Net realized gain (loss) on investments ...............................             341              (18,487)
                                                                         --------------         -------------
 Net increase in net assets resulting from operations .................      13,667,107            25,482,054
                                                                         --------------         -------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income .................................................    (13,666,766)          (25,500,541)
                                                                         --------------         -------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT NET ASSET VALUE OF
  $1.00 PER SHARE (Note 6):
Net proceeds from sale of shares ......................................     497,330,649           982,347,236
Net asset value of shares issued to shareholders
 from reinvestment of dividends .......................................       6,916,576            13,151,748
Cost of shares repurchased ............................................    (411,078,739)         (820,918,087)
                                                                         --------------         -------------
Net increase in net assets from transactions in shares of
 beneficial interest ..................................................      93,168,486           174,580,897
                                                                         --------------         -------------
NET INCREASE IN NET ASSETS ............................................      93,168,827           174,562,410

NET ASSETS:
Beginning of period ...................................................     941,691,491           767,129,081
                                                                         --------------         -------------
End of period .........................................................  $1,034,860,318         $ 941,691,491
                                                                         ==============         =============

See notes to financial statements

 Landmark New York Tax Free Reserves
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                          SIX MONTHS ENDED                  YEAR ENDED AUGUST 31
                                          FEBRUARY 28, 1997 --------------------------------------------------------
                                              (UNAUDITED)     1996        1995        1994        1993        1992
                                              ----------    --------    --------    --------    --------    --------
Net Asset Value, beginning of period ....      $1.00000     $1.00000    $1.00000    $1.00000    $1.00000    $1.00000
Net investment income ...................       0.01424      0.02936     0.03136     0.01954     0.01858     0.02914
Dividends from net investment income ....      (0.01424)    (0.02936)   (0.03136)   (0.01954)   (0.01858)   (0.02914)
                                               --------     --------    --------    --------    --------    --------
Net Asset Value, end of period ..........      $1.00000     $1.00000    $1.00000    $1.00000    $1.00000    $1.00000
                                               ========     ========    ========    ========    ========    ========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)    $1,034,860     $941,691    $767,129    $684,687    $607,992    $675,238
Ratio of expenses to average net assets           0.65%*       0.65%       0.65%       0.65%       0.65%       0.65%
Ratio of net investment income to average
 net assets .............................         2.91%*       2.92%       3.15%       1.96%       1.86%       2.88%
Total return ............................         1.43%+       2.98%       3.18%       1.97%       1.87%       2.94%

  Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated, the net investment income per share and ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE .........      $0.01321     $0.02725    $0.02917    $0.01715    $0.01628    $0.02691

RATIOS:
Expenses to average net assets ..........         0.86%*       0.86%       0.87%       0.88%       0.88%       0.87%
Net investment income to
 average net assets .....................         2.70%*       2.71%       2.93%       1.72%       1.63%       2.66%

*  Annualized
+  Not Annualized

See notes to financial statements

 Landmark New York Tax Free Reserves
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES
Landmark New York Tax Free Reserves (the "Fund") is a separate non-diversified series of Landmark Multi-State Tax Free Funds (the "Trust") which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers through various Shareholder Servicing Agents.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INTEREST INCOME -- Interest income consists of interest accrued and accretion of market discount less the amortization of any premium on the investments of the Fund.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1996, the Fund, for federal income tax purposes, had a capital loss carryover of $5,031 which will expire on August 31, 1999. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

E. FEES PAID INDIRECTLY -- The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

F. OTHER -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) DIVIDENDS
The net income of the Fund is determined once daily, as of 12:00 noon, New York City time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

(3) INVESTMENT ADVISORY FEES
The Investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $939,870 of which $280,459 was voluntarily waived for the six months ended February 28, 1997. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

(4) ADMINISTRATIVE SERVICES PLAN
The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust on behalf of each Fund may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.25% of the Fund's average daily net assets.The Administrative fees amounted to $1,174,837 of which $444,045 was voluntarily waived for the six months ended February 28, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or a director of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENTS FEES -- The Trust on behalf of the Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents fees amounted to $1,174,837, for the six months ended February 28, 1997.

(5) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with sales of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $469,935, of which $241,501 was voluntarily waived for the six months ended February 28, 1997. The Distributor may also receive an additional fee from the Fund not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payments of such additional fees have been made to date.

(6) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

(7) INVESTMENT TRANSACTIONS
Purchases, and maturities and sales, of money market instruments aggregated $911,644,453 and $883,189,680, respectively, for the six months ended February 28, 1997.

(8) FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
The cost of investment securities owned at February 28, 1997, for federal income tax purposes, amounted to $1,027,680,093.

(9) LINE OF CREDIT
The Fund, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1997, the commitment fee allocated to the Fund was $2,163. Since the line of credit was established, there have been no borrowings.

--------------------------------------------------------------------------------
SHAREHOLDER
SERVICING AGENTS

FOR CITIBANK RETAIL BANKING AND
BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
(212) 820-2383 or (800) 846-5300

FOR CITIGOLD CUSTOMERS:
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call your Citigold Executive or, in NY or CT, or (800) 285-1701, for all other states, (800) 285-1707

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
Master Trust Accounts
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9659

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200
(212) 820-2380 in New York City

[logo] LANDMARK
       FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
Institutional Tax Free Reserves

California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
H. B. Alvord
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

---------------------------------------|-|-------------------------------------

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould LLP
150 Federal Street, Boston, MA 02110

---------------------------------------|-|-------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.


CATFR/S/97           Printed on Recycled Paper [recycle logo]


[logo] LANDMARK(SM) FUNDS
           Advised by Citibank, N.A.

LANDMARK CALIFORNIA
TAX FREE
RESERVES

SEMI-ANNUAL
REPORT
February 28, 1997

--------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

     Short-term tax-exempt securities from issuers in California produced competitive returns commensurate with safety during the six-month period ended February 28, 1997. When the period began, the economic environment was one of subdued growth, unchanged monetary policy, relatively low interest rates and low inflation, albeit with a moderately upward bias. These conditions soon changed: the fourth quarter of 1996 saw more robust economic growth than most economists had expected. Yet, the absence of accompanying inflationary pressures has enabled the Federal Reserve Board to hold monetary policy steady and keep interest rates low.

     In this environment, the Landmark Funds' investment adviser, Citibank, N.A., continued to manage Landmark California Tax Free Reserves with the goal of achieving its investment objectives: providing high levels of current income that are largely exempt from both federal and California personal income taxes, preservation of capital and liquidity. The Fund seeks to offer an attractive yield by investing primarily in high-quality short-term municipal obligations issued by California, its municipalities and their agencies.

     This report reviews the Fund's investment activities and performance during the six months ended February 28, 1997, and provides a summary of Citibank's perspective on and outlook for California's tax-free money market securities marketplace. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation.


/s/ Philip W. Coolidge

Philip W. Coolidge
President
March 14, 1997


--------------------------------------------------------------------------------
Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested.


TABLE OF CONTENTS

LANDMARK CALIFORNIA
 TAX FREE RESERVES
  1 A Letter to Our Shareholders
--------------------------------------------------------------------------------
  2 Market Environment
    Fund Snapshot
--------------------------------------------------------------------------------
    Fund Quotes
  3 The Portfolio Manager Responds
    Strategy and Outlook

  4 Fund Data
    7-Day Yield Comparisons
--------------------------------------------------------------------------------
  5 Portfolio of Investments
--------------------------------------------------------------------------------
  8 Statement of Assets and Liabilities
--------------------------------------------------------------------------------
  9 Statement of Operations
--------------------------------------------------------------------------------
 10 Statement of Changes in Net Assets
--------------------------------------------------------------------------------
 11 Financial Highlights
--------------------------------------------------------------------------------
 12 Notes to Financial Statements

--------------------------------------------------------------------------------
  MARKET ENVIRONMENT

     Although the economy during the first half of 1996 was stronger than most economists expected, by September economic growth had moderated to a rate well below the level at which the Federal Reserve Board's monetary policy-makers begin to worry about inflation. This favorable environment proved to be positive for most fixed-income securities, in large part because the Federal Reserve was able to hold monetary policy steady after their most recent rate cut in January, 1996.

     By the end of January, 1997, however, it became apparent that the U.S. economy had accelerated at an annualized 4.7% rate during the fourth quarter of 1996, a higher level of growth than most market-watchers expected. This increase, coupled with gains in employment and industrial production, once again raised concern among some investors that an acceleration of inflation might be imminent. Yet, other reliable leading indicators of inflation subsequently told a different story, reassuring the markets that low levels of inflation were likely to continue.

     Economic conditions in California continued to improve during the period, and the current fiscal year apparently will end with a state budget surplus. However, the passage of Proposition 218 -- a measure that would require voter approval of certain municipal financing activities--has raised concern among analysts that it may become more difficult for California's counties, towns and cities to raise revenues. The state legislature and courts may review the language of certain sections of the Proposition during the coming year, and they are expected to issue clarifications and legal interpretations accordingly.


--------------------------------------------------------------------------------
  FUND SNAPSHOT

COMMENCEMENT OF OPERATIONS
March 10, 1992

NET ASSETS AS OF 2/28/97
$193.4 million

FUND OBJECTIVE
Provide high levels of current income which is exempt from both Federal and California personal income taxes,* preservation of capital and liquidity.

DIVIDENDS
Declared daily, paid monthly

CAPITAL GAINS
Distributed annually, if any

BENCHMARKS
o Lipper California Tax Exempt Money Market Funds Average
o IBC California Tax Free Money Funds Average

INVESTMENT ADVISER
Citibank, N.A.

*A portion of the income may be subject to the Federal Alternative Minimum Tax.
 (AMT) Consult your personal tax advisor.

--------------------------------------------------------------------------------
  FUND QUOTES FROM THE PORTFOLIO MANAGER

"Fourth quarter 1996 economic growth was stronger than expected, and we are watching carefully to see if that strength continues or returns to noninflationary levels."

"We have kept our average maturity long since rates rose last July to their highest levels of 1996. We extended maturities at that time to lock in as much yield as we possibly could."

"The passage of Proposition 218 raises questions about California municipalities' future ability to borrow in the tax-exempt marketplace. Those questions may be answered in 1997 by the courts and the California state legislature."


--------------------------------------------------------------------------------
  THE PORTFOLIO MANAGER RESPONDS

     As economic activity slowed in August and September, interest rates declined modestly, retracing some of their gains from earlier in the year. Our strategy in this environment was to maintain the stance we had adopted at the end of July, 1996: a longer-than-average maturity intended to maintain prevailing yields for as long as practical in a declining interest rate environment.

     We maintained this longer-than-neutral posture throughout the period, shortening and lengthening within a well defined range to take advantage of changing supply-demand relationships in the municipal securities market. Just prior to times when California came to the market to issue new securities, we shortened our average maturity to take advantage of the temporary increase in supply. During such times, we strive to lock in incrementally higher yields for as long as possible in anticipation of lower interest rates.

     The Fund consisted of a diverse array of short-term tax-exempt securities throughout the six-month period. Most significantly, we maintained our positions in tax-exempt commercial paper, put bonds and variable-rate demand paper. We have also been buyers of tax-exempt notes issued by the state and carefully selected municipalities.


--------------------------------------------------------------------------------
  STRATEGY AND OUTLOOK

     Our outlook for 1997 is cautiously optimistic. While we expect inflation to remain benign for the first part of 1997, we are aware of the risk that, if economic growth during the first quarter of 1997 is as strong as it was in the fourth quarter of 1996, the Federal Reserve probably would raise key short-term interest rates. In such an event, we might attempt to reduce the Fund's average maturity toward the neutral range to be able to take advantage of higher yielding opportunities if they become available. We would also seek to increase our exposure to variable-rate securities that tend to do well in rising interest-rate environments.

     At this point, however, we believe that the fourth quarter's economic strength was a temporary anomaly, and we expect the first part of 1997 to show a market environment remarkably similar to the one that prevailed in the third quarter of 1996: moderate growth, low inflation, modestly declining interest rates and an unchanged monetary policy. Our strategy in this environment is to maintain an average duration in the longer-than-neutral range. If the national economy slows over the near term, we could maintain a longer-than-average maturity in order to maintain competitive yields in a declining interest rate environment.

--------------------------------------------------------------------------------
  FUND DATA All Periods Ending February 28, 1997 (unaudited)

                                                                                TOTAL RETURNS
                                                                ------------------------------------------
                                                                                                   SINCE
                                                                  SIX              ONE            3/10/92
                                                                MONTHS**           YEAR         INCEPTION*
                                                                 ------           ------        ----------
Landmark California Tax Free Reserves ..................          1.40%           2.87%           2.85%
Lipper California Tax Exempt Money Market Funds Average           1.43%           2.86%           2.63%+
 *  Average Annual Total Return
**  Not Annualized
 +  Since 3/31/92

7-DAY YIELDS
------------
Annualized Current         2.75%
Effective                  2.79%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven day period is assumed to be reinvested.

The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.


--------------------------------------------------------------------------------
  7-Day Yield Comparisons

As the graph illustrates, Landmark California Tax Free Reserves generally provided a similar annualized seven-day yield than a comparable IBC's Money Fund Report AveragesTM, as published in IBC Money Fund ReportTM, for the one year period.

      COMPARISON OF 7-DAY YIELDS FOR LANDMARK CALIFORNIA TAX FREE RESERVES
                 VS. IBC CALIFORNIA TAX FREE MONEY FUNDS AVERAGE

             Landmark California     IBC California Tax
              Tax Free Reserves    Free Money Fund Average
             -------------------   -----------------------
    3/5/96          2.93%                  2.72%
   3/12/96          2.81%                  2.58%
   3/19/96          2.88%                  2.63%
   3/26/96          2.93%                  2.70%
    4/2/96          2.96%                  2.74%
    4/9/96          2.76%                  2.59%
   4/16/96          2.93%                  2.73%
   4/23/96          3.12%                  2.86%
   4/30/96          3.21%                  3.09%
    5/7/96          3.10%                  3.08%
   5/14/96          3.16%                  3.08%
   5/21/96          3.12%                  3.07%
   5/28/96          3.17%                  3.02%
    6/4/96          3.15%                  2.95%
   6/11/96          2.80%                  2.65%
   6/18/96          2.91%                  2.70%
   6/25/96          3.00%                  2.80%
    7/2/96          2.90%                  2.74%
    7/9/96          2.10%                  2.23%
   7/16/96          2.15%                  2.16%
   7/23/96          2.60%                  2.64%
   7/30/96          2.76%                  2.84%
    8/6/96          2.72%                  2.88%
   8/13/96          2.79%                  2.88%
   8/20/96          2.85%                  2.96%
   8/27/96          2.75%                  2.85%
    9/3/96          2.78%                  2.84%
   9/10/96          2.57%                  2.67%
   9/17/96          2.68%                  2.78%
   9/24/96          2.84%                  2.94%
   10/1/96          2.97%                  3.09%
   10/8/96          2.67%                  2.72%
  10/15/96          2.79%                  2.79%
  10/22/96          2.83%                  2.88%
  10/29/96          2.86%                  2.92%
   11/5/96          2.86%                  2.92%
  11/12/96          2.76%                  2.78%
  11/19/96          2.83%                  2.87%
  11/26/96          2.84%                  2.88%
   12/3/96          2.87%                  2.95%
  12/10/96          2.69%                  2.67%
  12/17/96          2.83%                  2.85%
  12/24/96          3.05%                  3.09%
  12/31/96          3.13%                  3.24%
    1/7/97          2.76%                  2.78%
   1/14/97          2.73%                  2.75%
   1/21/97          2.76%                  2.80%
   1/28/97          2.79%                  2.81%
    2/4/97          2.88%                  2.91%
   2/11/97          2.75%                  2.71%
   2/18/97          2.74%                  2.70%
   2/25/97          2.75%                  2.72%

Notes: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower.

  Landmark California Tax Free Reserves
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

                                                 PRINCIPAL
                                                  AMOUNT
ISSUER                                         (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------

 TAX EXEMPT COMMERCIAL
      PAPER -- 9.3%
California Pollution Control
   Finance Authority,
   3.40% due 3/6/97 ..............................  $1,200       $  1,200,000
California Pollution Control
   Finance Authority,
   3.30% due 3/19/97 .............................   1,000          1,000,000
California Pollution Control
   Finance Authority,
   3.15% due 4/8/97 ..............................   3,550          3,550,000
California State,
   3.25% due 3/11/97 .............................   5,000          5,000,000
Long Beach, CA Harbor
   Authority, AMT,
   3.30% due 3/11/97 .............................   2,500          2,500,000
Long Beach, CA Harbor
   Authority, AMT,
   3.45% due 3/12/97 .............................   2,000          2,000,000
Long Beach, CA Harbor
   Authority, AMT,
   3.50% due 3/12/97 .............................     600            600,000
Long Beach, CA Harbor
   Authority, AMT,
   3.45% due 5/7/97 ..............................   2,000          2,000,000
                                                                 ------------
                                                                   17,850,000
                                                                 ------------
 ANNUAL AND SEMI-ANNUAL
      TENDER REVENUE BONDS AND
      NOTES (PUTS) -- 17.7%
Atlanta, GA Urban Resource
   Finance Authority,
   3.90% due 5/1/97 ..............................   3,000          3,000,000
California Health Facilities
   Finance Authority,
   5.00% due 7/1/97 ..............................   3,000          3,011,954
California Housing Finance
   Agency Revenue, AMT,
   4.00% due 7/24/97 .............................   1,500          1,500,000
California Pollution Control
   Finance Authority,
   3.90% due 11/15/97 ............................   1,635          1,637,233
Contra Costa, CA
   Transportation Authority,
   5.00% due 3/1/97 ..............................   2,000          2,000,000
Los Angeles County, CA
   Flood Control Authority,
   7.88% due 7/15/97 .............................   3,000          3,103,006
Metropolitan Water District
   South Carolina Waterworks Revenue,
   5.00% due 7/1/97 ..............................   2,640          2,652,461
Puerto Rico Commonwealth
   Government Development Authority,
   3.25% due 4/9/97 ..............................   4,000          4,000,000
Puerto Rico Commonwealth
   Government Development Authority,
   3.30% due 4/11/97 .............................   3,500          3,500,000
Puerto Rico Commonwealth
   Government Development Authority,
   7.00% due 7/1/97 ..............................     500            505,051
Puerto Rico Electrical Power Authority,
   8.38% due 7/1/97 ..............................   3,000          3,104,366
Puerto Rico Electrical Power Authority,
   9.25% due 7/1/97 ..............................   1,420          1,474,541
Puerto Rico Industrial,
   Medical and Environmental,
   3.75% due 12/1/97 .............................   2,000          2,000,000
Puerto Rico Public
   Housing Authority,
   7.88% due 7/1/97 ..............................   1,000          1,033,741
Virgin Islands Housing
   Finance Authority,
   3.75% due 6/1/97 ..............................   1,750          1,750,000
                                                                 ------------
                                                                   34,272,353
                                                                 ------------
 BOND ANTICIPATION NOTES,
      TAX AND REVENUE ANTICIPATION
      NOTES AND GENERAL
      OBLIGATION BONDS AND
      NOTES -- 16.5%
California State, Tax and
   Revenue Anticipation Notes,
   3.30% due 6/30/97 .............................   2,200          2,200,000
California State, Tax and
   Revenue Anticipation Notes,
   4.50% due 6/30/97 .............................   5,000          5,013,420
Contra Costa County, CA
   Tax and Revenue Anticipation Notes,
   4.50% due 7/3/97 ..............................   2,000          2,004,767
Kern County, CA
   Tax and Revenue Anticipation Notes,
   4.50% due 10/2/97 .............................   1,600          1,607,661
Los Angeles County, CA Unified School
   Tax and Revenue Anticipation Notes,
   4.50% due 6/30/97 .............................   1,000          1,002,197
Los Angeles County, CA
   Tax and Revenue Anticipation Notes,
   4.50% due 6/30/97 .............................   6,000          6,014,351
Puerto Rico
   Tax and Revenue Anticipation Notes,
   4.00% due 7/30/97 .............................   5,000          5,011,201
Sacramento County, CA
   Tax and Revenue Anticipation Notes,
   4.00% due 11/26/97 ............................   2,000          2,006,520
Sacramento County, CA
   Tax and Revenue Anticipation Notes,
   4.50% due 9/30/97 .............................   5,250          5,266,105
San Jose, CA
   Tax and Revenue Anticipation Notes,
   4.50% due 8/5/97 ..............................   1,000          1,002,244
San Mateo County, CA
   Tax and Revenue Anticipation Notes,
   4.50% due 7/1/97 ..............................     800            801,391
                                                                 ------------
                                                                   31,929,857
                                                                 ------------
 VARIABLE RATE DEMAND
      NOTES*--56.0%
California Health Facilities Finance
   Authority, due 7/1/05 .........................   4,400          4,400,000
California Health Facilities Finance
   Authority, due 7/1/09 .........................   3,000          3,000,000
California Health Facilities Finance
   Authority, due 7/1/16 .........................     100            100,000
California Health Facilities Finance
   Authority, due 7/1/18 .........................   1,000          1,000,000
California Health Facilities Finance
   Authority, due 11/1/19 ........................   5,000          5,000,000
California Health Facilities Finance
   Authority, due 7/1/20 .........................   3,000          3,000,000
California Pollution Control Finance
   Authority, due 2/28/08 ........................     600            600,000
California Pollution Control Finance
   Authority, due 12/1/12 ........................     800            800,000
California Pollution Control Finance
   Authority, due 9/1/13 .........................   1,100          1,100,000
California Pollution Control Finance
   Authority, due 12/1/16 ........................   5,000          5,000,000
California Pollution Control Finance
   Authority, due 6/1/17 .........................     500            500,000
California Pollution Control Finance
   Authority, AMT, due 9/1/18 ....................     300            300,000
California Pollution Control Finance
   Authority, AMT, due 8/1/19 ....................     400            400,000
California Pollution Control Finance
   Authority, AMT, due 9/1/20 ....................     350            350,000
California Pollution Control Finance
   Authority, due 11/1/26 ........................     600            600,000
California Pollution Control Solid
   Waste, AMT, due 10/1/07 .......................   2,500          2,500,000
California Pollution Control Solid
   Waste, due 10/1/10 ............................   2,385          2,385,000
California State Department of Water,
   due 12/1/27 ...................................   1,750          1,750,000
California Statewide
   Community Development,
   due 11/1/15 ...................................   1,515          1,515,000
Carlsbad, CA
   Multi-Family Housing Revenue,
   due 6/1/11 ....................................     400            400,000
Clipper, CA, due 5/1/06 ..........................   3,030          3,030,000
Clipper, CA, due 8/1/26 ..........................   4,950          4,950,000
Contra Costa County, CA
   Multi-Family Housing Revenue,
   AMT, due 12/1/17 ..............................   2,550          2,550,000
Eastern, CA Municipal Water District
   Revenue, AMT, due 7/1/20 ......................   4,150          4,150,000
Fontana, CA Airport Development
   Revenue, due 11/1/07 ..........................   4,395          4,395,000
Foothill/Eastern Transportation Toll
   Authority, due 1/2/35 .........................   5,000          5,000,000
Green River, WY Revenue, AMT,
   due 10/1/18 ...................................   1,800          1,800,000
Independent Cities, CA Lease,
   due 6/1/98 ....................................     400            400,000
Kansas City, MO Industrial
   Development, due 10/15/14 .....................   1,170          1,170,000
Kern County, CA Certificates of
   Participation, due 8/1/06 .....................   2,400          2,400,000
Kern County, CA Certificates of
   Participation, due 12/1/23 ....................   8,000          8,000,000
Los Angeles, CA Community
   Redevelopment Agency,
   due 12/1/05 ...................................     700            700,000
Los Angeles County, CA Certificates
   of Participation, due 11/1/05 .................     300            300,000
Los Angeles County, CA Regl Airport
   Lease, due 12/1/24 ............................     400            400,000
Los Angeles County, CA Regl Airport
   Lease, due 12/1/25 ............................     300            300,000
Lubbock, TX Health Care Facilities
   Development Corporation,
   due 1/13/13 ...................................     500            500,000
Metropolitan Water District South
   Carolina Waterworks Revenue
   due 6/1/23 ....................................   1,000          1,000,000
Monterey Peninsula, CA Water
   Authority, due 7/1/22 .........................     500            500,000
New Hampshire Health And
   Education, due 6/1/23 .........................   1,300          1,300,000
Newport Beach, CA, due 10/1/26 ...................   6,100          6,100,000
Peoria, IL Industrial Development
   Revenue, AMT, due 2/1/27 ......................   1,000          1,000,000
Peoria, IL Solid Waste Disposal, AMT,
   due 1/1/27 ....................................   2,500          2,500,000
Pittsburgh, CA, due 12/30/22 .....................   2,400          2,400,000
Piedmont, SC Electric Power Agency,
   due 1/1/22 ....................................   3,000          3,000,000
Quakertown, PA General Authority
   Revenue, due 7/1/26 ...........................   2,000          2,000,000
Redlands, CA Multi-Family
   Housing Revenue, due 2/1/16 ...................     600            600,000
Riverside County, CA Certificates of
   Participation, due 12/1/15 ....................   2,800          2,800,000
Santa Clara County, CA, due 6/1/15 ...............   2,100          2,100,000
Southern CA, Public Power Project
   Authority, due 7/1/17 .........................   2,000          2,000,000
Unita County, WY Pollution Control
   Revenue, due 8/15/20 ..........................   3,300          3,300,000
Wake County, NC Pollution Control
   Finance Authority, due 9/1/15 .................   2,000          2,000,000
Washington State Health Care
   Facilities Financing Authority,
   due 10/1/05 ...................................     900            900,000
                                                                 ------------
                                                                  108,245,000
                                                                 ------------
TOTAL INVESTMENTS,
 AT AMORTIZED COST ...............................   99.5%        192,297,210
OTHER ASSETS,
 LESS LIABILITIES ................................    0.5           1,055,922
                                                    -----        ------------
NET ASSETS .......................................  100.0%       $193,353,132
                                                    =====        ============
AMT - Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days' notice.

See notes to financial statements

  Landmark California Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES February 28, 1997 (unaudited)

ASSETS:
Investments, at amortized cost and value (Note 1A) ...........................................   $ 192,297,210
Cash .........................................................................................          17,307
Interest receivable ..........................................................................       1,451,633
Receivable for shares of beneficial interest sold ............................................          50,500
                                                                                                 -------------
 Total assets ................................................................................     193,816,650
                                                                                                 -------------
LIABILITIES:
Dividends payable ............................................................................         322,324
Payable to affiliate-Shareholder Servicing Agents' fee (Note 4B) .............................          36,371
Payable for shares of beneficial interest repurchased ........................................           5,000
Accrued expenses and other liabilities .......................................................          99,823
                                                                                                 -------------
 Total liabilities ...........................................................................         463,518
                                                                                                 -------------
NET ASSETS for 193,358,827 shares of beneficial interest outstanding .........................   $ 193,353,132
                                                                                                 =============
NET ASSETS CONSIST OF:
Paid-in capital ..............................................................................   $ 193,358,827
Accumulated net realized loss on investments .................................................          (5,695)
                                                                                                 -------------
 Total .......................................................................................   $ 193,353,132
                                                                                                 =============
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE ..............................           $1.00
                                                                                                          ====

See notes to financial statements

  Landmark California Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  For the Six Months Ended February 28, 1997 (unaudited)

INVESTMENT INCOME (Note 1B) ...............................................                         $2,908,147
EXPENSES:
Administrative fees (Note 4A) .............................................    $ 207,460
Shareholder Servicing Agents' fees (Note 4B) ..............................      207,460
Investment Advisory fees (Note 3) .........................................      165,968
Distribution fees (Note 5) ................................................       82,984
Custodian fees ............................................................       59,075
Auditing fees .............................................................       15,300
Trustee fees ..............................................................       12,858
Shareholder reports .......................................................        8,142
Transfer agent fees .......................................................        8,000
Legal fees ................................................................        4,013
Miscellaneous .............................................................       11,411
                                                                               ---------
 Total expenses ...........................................................      782,671
Less aggregate amounts waived by Investment Adviser, Administrator,
 and Distributor (Notes 3, 4A, and 5) .....................................    (233,496)
Less fees paid indirectly (Note 1E) .......................................      (3,061)
                                                                               ---------
 Net expenses .............................................................                            546,114
                                                                                                    ----------
 Net investment income ....................................................                          2,362,033
NET REALIZED GAIN ON INVESTMENTS ..........................................                              3,054
                                                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................                         $2,365,087
                                                                                                    ==========

See notes to financial statements

  Landmark California Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS ENDED
                                                                            FEBRUARY 28, 1997    YEAR ENDED
                                                                               (UNAUDITED)     AUGUST 31, 1996
                                                                              -------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income ....................................................    $  2,362,033      $  3,435,564
Net realized gain on investments .........................................           3,054                24
                                                                              ------------      ------------
Net increase in net assets resulting from operations .....................       2,365,087         3,435,588
                                                                              ------------      ------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment income ....................................................     (2,362,033)       (3,435,564)
                                                                              ------------      ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT NET ASSET VALUE OF $1.00
  PER SHARE (Note 6):
Proceeds from sale of shares .............................................     153,945,879       376,454,761
Net asset value of shares issued to shareholders from reinvestment of
  dividends ..............................................................         523,562         1,348,624
Cost of shares repurchased ...............................................    (111,676,198)     (279,078,886)
                                                                              ------------      ------------
Net Increase in net assets from
  transactions in shares of beneficial interest ..........................      42,793,243        98,724,499
                                                                              ------------      ------------
NET INCREASE IN NET ASSETS ...............................................      42,796,297        98,724,523
NET ASSETS:
Beginning of period ......................................................     150,556,835        51,832,312
                                                                              ------------      ------------
End of period ............................................................    $193,353,132      $150,556,835
                                                                              ============      ============

See notes to financial statements

  Landmark California Tax Free Reserves
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS

                                                                                                        MARCH 10, 1992
                                                                                                        (COMMENCEMENT
                                          SIX MONTHS ENDED              YEAR ENDED AUGUST 31,           OF OPERATIONS)
                                          FEBRUARY 28, 1997 ------------------------------------------   TO AUGUST 31,
                                             (UNAUDITED)      1996       1995       1994        1993         1992
                                               --------     --------   --------   --------    --------     --------
Net Asset Value, beginning of period .....     $1.00000     $1.00000   $1.00000   $1.00000    $1.00000     $1.00000
Net investment income ....................      0.01393      0.03089    0.03434    0.02288     0.02467      0.01304
Less dividends from net investment income       (0.01393)   (0.03089)  (0.03434)  (0.02288)   (0.02467)    (0.01304)
                                               --------     --------   --------   --------    --------     --------
Net Asset Value, end of period ...........     $1.00000     $1.00000   $1.00000   $1.00000    $1.00000     $1.00000
                                               ========     ========   ========   ========    ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)      $193,353     $150,557    $51,832   $ 52,863    $ 37,808     $ 16,295
Ratio of expenses to average net assets ..        0.65%*       0.42%      0.30%      0.25%       0.00%        0.00%*
Ratio of net investment income to average
  net assets .............................        2.85%*       3.05%      3.43%      2.30%       2.42%        2.71%*
Total return .............................        1.40%+       3.13%      3.49%      2.31%       2.50%        2.75%*

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund and the Administrator had not voluntarily assumed expenses for the periods indicated, the ratios and net investment income per share would have been as follows:

Net investment income per share ..........     $0.01251     $0.02481   $0.02513   $0.01423    $0.01121     $0.00279
RATIOS:
Expenses to average net assets ...........        0.94%*       1.01%      1.21%      1.12%       1.32%        2.13%*
Net investment income to average net assets       2.56%*       2.45%      2.51%      1.43%       1.10%        0.58%*
* Annualized
+ Not annualized

See notes to financial statements

  Landmark California Tax Free Reserves
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES
Landmark California Tax Free Reserves (the "Fund") is a separate non-diversified series of Landmark Multi-State Tax Free Funds (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INTEREST INCOME -- Interest income consists of interest accrued and accretion of market discount less the amortization of any premium on the investments of the Fund.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1996, the Fund, for federal income tax purposes, had a capital loss carryover of $8,763, of which $7,775 will expire August 31, 2004 and $988 will expire on August 31, 2002. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

E. FEES PAID INDIRECTLY -- The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

F. OTHER -- Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

(2) DIVIDENDS
The net income of the Fund is determined once daily, as of 12:00 noon, New York City time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

(3) INVESTMENT ADVISORY FEES
The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $165,968, of which $91,806 was voluntarily waived for the six months ended February 28, 1997. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

(4) ADMINISTRATIVE SERVICES PLAN
The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, LFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $207,460, of which $67,054 was voluntarily waived for the six months ended February 28, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENT FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $207,460 for the six months ended February 28, 1997.

(5) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $82,984, of which $74,636 was voluntarily waived for six months ended February 28, 1997. The Distributor may also receive an additional fee from the Fund not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payments of such additional fees have been made to date.

(6) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

(7) INVESTMENT TRANSACTIONS
Purchases, and maturities and sales, of money market instruments aggregated $279,479,360 and $236,976,920, respectively, for the six months ended February 28, 1997.

(8) FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
The cost of investment securities owned at February 28, 1997, for federal income tax purposes, amounted to $192,297,210.

(9) LINE OF CREDIT
The Fund, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1997, the commitment fee allocated to the Fund was $401. Since the line of credit was established there have been no borrowings.

--------------------------------------------------------------------------------
  Shareholder
  Servicing Agents

FOR CITIBANK RETAIL BANKING AND
BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
(212) 820-2383 or (800) 846-5300

FOR CITIGOLD CUSTOMERS:
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call Your Citigold Executive or in NY or CT (800) 285-1701, or for all other states, (800) 285-1707

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
Master Trust Accounts
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9659

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200,
(212) 820-2380 in New York City


[logo] LANDMARK
       FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
Institutional Tax Free Reserves

California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

Stock & Bond Funds:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
H. B. Alvord
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

---------------------------------------|-|-------------------------------------

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould LLP
150 Federal Street, Boston, MA 02110

---------------------------------------|-|-------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside of Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

CTFR/S/97           Printed on Recycled Paper [recycle symbol]


[logo] LANDMARK(SM) FUNDS
          Advised by Citibank, N.A.

LANDMARK
CONNECTICUT
TAX FREE
RESERVES

SEMI-ANNUAL
REPORT
February 28, 1997

--------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

     Short-term tax-exempt securities from issuers in Connecticut produced competitive returns commensurate with safety during the six-month period ended February 28, 1997. When the period began, the economic environment was one of subdued growth, unchanged monetary policy, relatively low interest rates and low inflation, albeit with a moderately upward bias. These conditions soon changed: the fourth quarter of 1996 saw more robust economic growth than most economists had expected. Yet, the absence of accompanying inflationary pressures has enabled the Federal Reserve Board to hold monetary policy steady and keep interest rates low.

     In this environment, the Landmark Funds' investment adviser, Citibank, N.A., continued to manage Landmark Connecticut Tax Free Reserves with the goal of achieving its investment objectives: providing high levels of current income that are largely exempt from federal and Connecticut personal income taxes, preservation of capital and liquidity. The Fund seeks to offer an attractive yield by investing primarily in high-quality short-term municipal obligations issued by Connecticut, its municipalities and their agencies.

     This report reviews the Fund's investment activities and performance during the six months ended February 28, 1997, and provides a summary of Citibank's perspective on and outlook for Connecticut's tax-free money market securities marketplace. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation.


/s/ Philip W. Coolidge

Philip W. Coolidge
President
March 14, 1997

--------------------------------------------------------------------------------
Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested.

TABLE OF CONTENTS

--------------------------------------------------------------------------------
LANDMARK CONNECTICUT
 TAX FREE RESERVES
--------------------------------------------------------------------------------
  1 A Letter to Our Shareholders
--------------------------------------------------------------------------------
  2 Market Environment
    Fund Snapshot
--------------------------------------------------------------------------------
    Fund Quotes
  3 The Portfolio Manager Responds
    Strategy and Outlook

  4 Fund Data
    7-Day Yield Comparisons
--------------------------------------------------------------------------------
  5 Portfolio of Investments
--------------------------------------------------------------------------------
  8 Statement of Assets and Liabilities
--------------------------------------------------------------------------------
  9 Statement of Operations
--------------------------------------------------------------------------------
 10 Statement of Changes in Net Assets
--------------------------------------------------------------------------------
 11 Financial Highlights
--------------------------------------------------------------------------------
 12 Notes to Financial Statements

--------------------------------------------------------------------------------
  MARKET ENVIRONMENT

     Although the economy during the first half of 1996 was stronger than most economists expected, by September economic growth had moderated to a rate well below the level at which the Federal Reserve Board's monetary policy-makers begin to worry about inflation. This favorable environment proved to be positive for most fixed-income securities, in large part because the Federal Reserve was able to hold monetary policy steady after their most recent rate cut in January, 1996.

     By the end of January, 1997, however, it became apparent that the U.S. economy had accelerated at an annualized 4.7% rate during the fourth quarter of 1996, a higher level of growth than most market-watchers expected. This increase, coupled with gains in employment and industrial production, once again raised concern among some investors that an acceleration of inflation might be imminent. Yet, other reliable leading indicators of inflation subsequently told a different story, reassuring the markets that low levels of inflation were likely to continue.

     Economic conditions in Connecticut appear to be modestly weaker than the national average. Although the current fiscal year is expected to end with a small budget surplus, lackluster economic growth could put pressure on the state's ability to balance its budget. This may be especially true if the state government accepts current proposals for a lower state income tax without replacing that revenue from other sources.


--------------------------------------------------------------------------------
  FUND SNAPSHOT

COMMENCEMENT OF OPERATIONS
December 1, 1993

NET ASSETS AS OF 2/28/97
$168.7 million

FUND OBJECTIVE
Provide high levels of current income which is exempt from both Federal and Connecticut personal income taxes,* preservation of capital and liquidity.

DIVIDENDS
Declared daily, paid monthly

CAPITAL GAINS
Distributed annually, if any

BENCHMARKS
o Lipper Connecticut Tax Exempt Money Market Funds Average
o IBC Connecticut Tax Free Money Funds Average

INVESTMENT ADVISER
Citibank, N.A.

*A portion of the income may be subject to the Federal Alternative Minimum Tax
 (AMT). Consult your personal tax advisor.

--------------------------------------------------------------------------------
  FUND QUOTES FROM THE PORTFOLIO MANAGER

"Connecticut's economy is growing, but it is weaker now than it was at the beginning of the current economic recovery."

"We have kept our average maturity long since rates rose last July to their highest levels of 1996. We extended maturities at that time to lock in as much yield as we possibly could."

"Because of the shortage of suitable short-term securities from Connecticut issuers, we have also invested in Puerto Rico securities that are exempt from state taxes for Connecticut residents."


--------------------------------------------------------------------------------
  THE PORTFOLIO MANAGER RESPONDS

     As economic activity slowed in August and September, interest rates declined modestly, retracing some of their gains from earlier in the year. Our strategy in this environment was to maintain the stance we had adopted at the end of July, 1996: a longer-than-average maturity intended to maintain prevailing yields for as long as practical in a declining interest rate environment.
     We maintained this longer-than-neutral posture throughout the period, shortening and lengthening within a well defined range to take advantage of a persistent supply-demand imbalance in Connecticut's municipal securities market. New short-term tax-exempt securities from Connecticut issuers continue to be in very short supply, while demand for such investments from individuals and mutual funds remains relatively high and steady. As a result, it is becoming increasingly difficult to find competitive investments for the portfolio.
     Accordingly, the Fund consisted of a diverse array of short-term tax-exempt securities throughout the six-month period. Most significantly, we increased our exposure to non-rated notes issued by small school districts. Because of their small size, these issuers may choose not to pay for a credit evaluation by the major bond rating agencies. Instead, Citibank's analysts carefully evaluate the creditworthiness of each issuer, and approve non-rated securities for purchase only if their credit quality is considered equivalent to the highest quality rating. The shortage of supply also led us to focus on Puerto Rico short-term obligations, in accordance with the Fund's investment policies. These short-term investments are exempt from Connecticut state taxes and provide similar or slightly lower yields than securities from Connecticut issuers.


--------------------------------------------------------------------------------
  STRATEGY AND OUTLOOK

     Our outlook for 1997 is cautiously optimistic. While we expect inflation to remain benign for the first part of 1997, we are aware of the risk that, if economic growth during the first quarter of 1997 is as strong as it was in the fourth quarter of 1996, the Federal Reserve probably would raise key short-term interest rates. In such an event, we might attempt to reduce the Fund's average maturity toward the neutral range to be able to take advantage of higher yielding opportunities if they become available. We could also seek to increase our exposure to variable-rate securities that tend to do well in rising interest-rate environments.

     At this point, however, we believe that the fourth quarter's economic strength was a temporary anomaly, and we expect the first part of 1997 to show a market environment remarkably similar to the one that prevailed in the third quarter of 1996: moderate growth, low inflation, modestly declining interest rates and an unchanged monetary policy. Our strategy in this environment is to maintain an average duration in the longer-than-neutral range. If the national economy slows over the near term, we could maintain a longer-than-average maturity in order to maintain competitive yields in a declining interest rate environment.

--------------------------------------------------------------------------------
  FUND DATA All Periods Ending February 28, 1997 (unaudited)

                                                                               TOTAL RETURNS
                                                               -------------------------------------------
                                                                                                   SINCE
                                                                 SIX              ONE             12/1/93
                                                               MONTHS**           YEAR          INCEPTION*
                                                               -------           -----           --------
Landmark Connecticut Tax Free Reserves .................        1.42%            2.92%             3.08%
Lipper Connecticut Tax Exempt Money Market Funds Average        1.38%            2.80%             2.55%+
*  Average Annual Total Return
** Not Annualized
+  From 11/30/93

7-DAY YIELDS
------------
Annualized Current      2.76%
Effective               2.80%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven day period is assumed to be reinvested.

The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.


--------------------------------------------------------------------------------
  7-DAY YIELD COMPARISONS

      COMPARISON OF 7-DAY YIELDS FOR LANDMARK CONNECTICUT TAX FREE RESERVES
                VS. IBC CONNECTICUT TAX FREE MONEY FUNDS AVERAGE

As the graph illustrates, Landmark Connecticut Tax Free Reserves provided a higher annualized seven-day yield than a comparable IBC's Money Fund Report AveragesTM, as published in IBC's Money Fund ReportTM, for the one year period.

                Landmark Connecticut   IBC Connecticut Tax
                Tax Free Reserves      Free Reserves
                --------------------   -------------------
        3/5/96          2.93%                  2.65%
       3/12/96          2.75%                  2.52%
       3/19/96          2.82%                  2.55%
       3/26/96          2.90%                  2.62%
        4/2/96          2.89%                  2.63%
        4/9/96          2.80%                  2.54%
       4/16/96          2.96%                  2.69%
       4/23/96          3.12%                  2.83%
       4/30/96          3.30%                  3.03%
        5/7/96          3.29%                  3.02%
       5/14/96          3.26%                  3.01%
       5/21/96          3.29%                  3.00%
       5/28/96          3.18%                  2.91%
        6/4/96          3.12%                  2.86%
       6/11/96          2.89%                  2.62%
       6/18/96          2.94%                  2.70%
       6/25/96          3.06%                  2.77%
        7/2/96          2.95%                  2.69%
        7/9/96          2.27%                  2.25%
       7/16/96          2.25%                  2.23%
       7/23/96          2.70%                  2.63%
       7/30/96          2.84%                  2.77%
        8/6/96          2.85%                  2.73%
       8/13/96          2.84%                  2.74%
       8/20/96          2.88%                  2.77%
       8/27/96          2.83%                  2.71%
        9/3/96          2.83%                  2.70%
       9/10/96          2.71%                  2.63%
       9/17/96          2.79%                  2.71%
       9/24/96          2.88%                  2.79%
       10/1/96          2.98%                  2.91%
       10/8/96          2.64%                  2.64%
      10/15/96          2.85%                  2.71%
      10/22/96          2.93%                  2.78%
      10/29/96          2.97%                  2.80%
       11/5/96          2.91%                  2.76%
      11/12/96          2.80%                  2.63%
      11/19/96          2.87%                  2.67%
      11/26/96          2.88%                  2.78%
       12/3/96          2.92%                  2.84%
      12/10/96          2.68%                  2.61%
      12/17/96          2.83%                  2.75%
      12/24/96          3.08%                  2.95%
      12/31/96          3.19%                  3.08%
        1/7/97          2.75%                  2.68%
       1/14/97          2.76%                  2.66%
       1/21/97          2.80%                  2.74%
       1/28/97          2.78%                  2.73%
        2/4/97          2.87%                  2.78%
       2/11/97          2.71%                  2.66%
       2/18/97          2.71%                  2.67%
       2/25/97          2.73%                  2.71%

Notes: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower.

  Landmark Connecticut Tax Free Reserves
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

                                                   PRINCIPAL
                                                     AMOUNT
ISSUER                                          (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
 TAX EXEMPT COMMERCIAL
      PAPER--5.3%
Connecticut Health and Education
   Authority,
   3.25% due 4/09/97..............................  $ 1,300      $  1,300,000
Connecticut State Housing Finance
   Authority, AMT,
   3.50% due 3/06/97..............................    1,300         1,300,000
Puerto Rico Commonwealth
   Government Development Authority,
   3.25% due 4/09/97..............................    2,000         2,000,000
Puerto Rico Commonwealth
   Government Development Authority,
   3.30% due 4/11/97..............................    3,500         3,500,000
Puerto Rico Industrial, Medical
   and Environment,
   3.20% due 4/09/97..............................      800           800,000
                                                                 ------------
                                                                    8,900,000
                                                                 ------------
 BOND, TAX AND REVENUE
      ANTICIPATION NOTES AND
      GENERAL OBLIGATION BONDS
      AND NOTES--21.9%
Beacon Falls, CT, Bond Anticipation Notes,
   4.25% due 10/23/97.............................    1,500         1,505,096
Berlin, CT, Bond Anticipation Notes,
   5.95% due 6/15/97..............................      200           201,463
Bethel, CT, Bond Anticipation Notes,
   4.00% due 7/11/97..............................    2,206         2,209,033
Brookfield, CT, Bond Anticipation Notes,
   3.77% due 6/12/97..............................      980           980,052
Connecticut State, General Obligation Notes,
   5.20% due 3/15/97..............................      300           300,139
Connecticut State, General Obligation Notes,
   6.75% due 3/15/97..............................    1,800         1,801,823
Connecticut State, General Obligation Notes,
   4.75% due 6/15/97..............................    3,000         3,004,739
Connecticut State Resource Recovery
   Authority, General Obligation Notes,
   5.00% due 11/15/97.............................    1,000         1,010,280
Coventry, CT, Bond Anticipation Notes,
   3.90% due 7/02/97..............................    1,490         1,490,948
Litchfield, CT, Bond Anticipation Notes,
   4.10% due 10/23/97.............................    4,175         4,186,595
Manchester, CT, General Obligation Notes,
   3.75% due 7/10/97..............................    2,512         2,512,000
Manchester, CT, General Obligation Notes,
   4.00% due 7/10/97..............................      689           689,563
Norwich, CT, Bond Anticipation Notes,
   4.00% due 11/18/97.............................    2,880         2,883,733
Puerto Rico Commonwealth Public
   Improvement, General Obligation Notes,
   5.35% due 7/01/97..............................    1,000         1,006,172
Puerto Rico Tax and Revenue
   Anticipation Notes,
   4.00% due 7/30/97..............................    3,000         3,006,854
Regional School District, CT, Bond
   Anticipation Notes,
   3.88% due 7/09/97..............................      450           450,054
Trumbull, CT, General Obligation Bonds,
   6.60% due 5/01/97..............................      300           301,560
Weston, CT, Bond Anticipation Notes,
   4.00% due 7/22/97..............................    4,500         4,505,269
West Hartford, CT, General Obligation Notes,
   7.00% due 7/15/97..............................    2,000         2,023,209
Winchester, CT, Bond Anticipation Notes,
   4.00% due 8/14/97..............................    2,850         2,855,941
                                                                 ------------
                                                                   36,924,523
                                                                 ------------
 ANNUAL AND SEMI-ANNUAL
      TENDER REVENUE BONDS AND
      NOTES (PUTS)--10.7%
Connecticut State,
   4.75% due 8/15/97..............................    1,730         1,738,924
Connecticut State Economic Recovery Notes,
   5.00% due 12/15/97.............................    2,500         2,521,544
Connecticut State Housing Finance
   Authority, AMT,
   3.65% due 4/10/97..............................    1,000         1,000,000
Connecticut State Housing Finance
   Authority, AMT,
   4.90% due 5/15/97..............................      550           551,194
Connecticut State Special Tax Obligations
   Revenue,
   7.30% due 9/01/97..............................      600           622,768
Fairfield,CT,
   5.50% due 8/01/97..............................      250           252,021
New Haven, CT lndustrial Facilities
   Revenue, AMT,
   4.38% due 7/01/97..............................    2,930         2,930,000
Puerto Rico Electric Power Authority,
   8.38% due 7/01/97..............................    1,950         2,017,699
Puerto Rico Electric Power Authority,
   9.38% due 7/01/97..............................    1,000         1,037,957
Puerto Rico Industrial Medical &
   Environmental Authority,
   3.80% due 9/01/97..............................      500           500,120
Puerto Rico Public Buildings
   Authority,
   7.88% due 7/01/97..............................    2,450         2,530,803
Wallingford, CT,
   4.20% due 6/01/97..............................      330           330,558
Virgin Islands Housing Finance
   Authority, AMT,
   3.75% due 6/01/97..............................    2,000         2,000,000
                                                                 ------------
                                                                   18,033,588
                                                                 ------------
 VARIABLE RATE DEMAND
      NOTES*--61.5%
Brazos River Authority, TX Pollution
   Control Revenue,
   due 4/01/30 ...................................      300           300,000
Brazos River Authority, TX Pollution
   Control Revenue,
   due 6/01/30....................................    1,200         1,200,000
Connecticut State, due 3/15/12....................    3,500         3,500,000
Connecticut State Development
   Authority Revenue,
   due 8/01/23....................................    1,000         1,000,000
Connecticut State Housing Finance
   Authority, due 5/15/18.........................   11,600        11,600,000
Connecticut State Special Tax
   Obligations, due 12/01/10......................    9,900         9,900,000
Decatur, AL. Industrial Development
   Authority, due 5/01/25.........................      300           300,000
Farmington, NM Pollution Control
   Revenue, due 9/01/24...........................      900           900,000
Florida Housing Finance Agency, AMT,
   due 6/01/26....................................    5,000         5,000,000
Floyd County, GA Industrial
   Development Authority,
   due 9/01/26....................................      500           500,000
Fulton County, GA lndustrial
   Development Authority,
   due 6/01/27....................................    2,400         2,400,000
Germantown, WI Industrial
   Development Revenue,
   due 8/01/11....................................    1,000         1,000,000
Gulf Coast, TX Industrial
   Development Authority, AMT,
   due 4/01/28....................................      300           300,000
Hampton, VA Redevelopment and
   Housing Authority, due 6/15/26.................      300           300,000
Idaho Health Care Facilities
   Authority Revenue, due 5/01/22.................    1,700         1,700,000
Jacksonville, FL Industrial
   Development Authority,
   due 2/01/14....................................      400           400,000
Kentucky Economic Development
   Finance Authority, due 11/01/20................      700           700,000
Louisiana Public Facilities Authority
   Revenue, due 12/01/15..........................    1,000         1,000,000
Orangeburg County, SC Solid Waste
   Disposal Authority, due 11/01/24...............    2,500         2,500,000
Perry County, MS Pollution Control
   Authority, due 3/01/02.........................    1,000         1,000,000
Phenix City, AL Industrial
   Development and Import
   Revenue, AMT, due 3/01/31......................      300           300,000
Phoenix, AZ, due 6/01/20..........................      400           400,000
Piedmont, SC Electric Power
   Agency, due 1/01/22............................      600           600,000
Pinal County, AZ Pollution Control
   Revenue, due 12/01/09..........................      700           700,000
Puerto Rico Commonwealth
   Government Development
   Authority, due 12/01/15........................   15,000        15,000,000
Puerto Rico Commonwealth
   Highway & Transportation
   Authority, due  7/01/99........................    5,200         5,200,000
Puerto Rico Commonwealth
   Highway & Transportation
   Authority, due  7/01/13........................   10,098        10,098,000
Puerto Rico Building Authority,
   due 7/01/25....................................    7,830         7,830,000
South Carolina Economic
   Development Authority,
   due 12/01/12...................................    4,100         4,100,000
South Carolina Economic
   Development Authority, AMT,
   due 4/01/17....................................    1,900         1,900,000
South Hampton County, VA
   Industrial Development Revenue,
   due 4/01/15....................................    1,000         1,000,000
Stamford, CT Housing Authority
   Revenue, due 12/01/24..........................    1,600         1,600,000
University AR, University Revenues,
   due 12/01/19...................................    3,900         3,900,000
Wake County, NC Industrial
   Development Pollution Control
   Authority, AMT, due 3/01/17....................      400           400,000
Walton County, GA Industrial
   Building Authority, due 10/01/17 ..............    2,300         2,300,000
Washington State Health Care Facility
   Authority, due 10/01/05........................    3,000         3,000,000
                                                                 ------------
                                                                  103,828,000
                                                                 ------------
TOTAL INVESTMENTS, AT
   AMORTIZED COST.................................    99.4%       167,686,111
OTHER ASSETS, LESS
   LIABILITIES....................................     0.6%         1,020,769
                                                     -----       ------------
NET ASSETS........................................   100.0%      $168,706,880
                                                     =====       ============
AMT-Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days' notice.

See notes to financial statements

  Landmark Connecticut Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES February 28, 1997 (unaudited)

ASSETS:
Investments, at amortized cost and value (Note 1A) ...........................................    $167,686,111
Interest receivable ..........................................................................       1,485,833
Receivable for shares of beneficial interest sold ............................................             500
                                                                                                  ------------
    Total assets .............................................................................     169,172,444
                                                                                                  ------------
LIABILITIES:
Dividends payable ............................................................................         290,542
Payable for shares of beneficial interest repurchased ........................................          36,425
Payable to affiliate-Shareholder Servicing Agents' fees (Note 4B) ............................          32,438
Accrued expenses and other liabilities .......................................................         106,159
                                                                                                  ------------
    Total liabilities ........................................................................         465,564
                                                                                                  ------------
NET ASSETS for 168,716,210 shares of beneficial interest outstanding .........................    $168,706,880
                                                                                                  ============
NET ASSETS CONSIST OF:
Paid-in capital ..............................................................................    $168,716,210
Accumulated net realized loss on investments .................................................         (9,330)
                                                                                                  ------------
    Total ....................................................................................    $168,706,880
                                                                                                  ============
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE ..............................           $1.00
                                                                                                          ====

See notes to financial statements

  Landmark Connecticut Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  For the Six Months Ended February 28, 1997 (unaudited)

INVESTMENT INCOME (Note 1B) ....................................................                    $2,480,082
EXPENSES:
Administrative fees (Note 4A) ..................................................     $ 174,814
Shareholder Servicing Agents' fees (Note 4B) ...................................       174,814
Investment Advisory fees (Note 3) ..............................................       139,851
Distribution fees (Note 5) .....................................................        69,926
Custodian fees .................................................................        45,217
Auditing fees ..................................................................        20,200
Trustee fees ...................................................................        12,235
Shareholder reports ............................................................        10,642
Legal fees .....................................................................         8,013
Transfer agent fees ............................................................         7,000
Miscellaneous ..................................................................        10,282
                                                                                     ---------
    Total expenses .............................................................       672,994
Less aggregate amounts waived by Investment Adviser, Administrator,
 and Distributor (Notes 3, 4A and 5) ...........................................     (209,753)
Less fees paid indirectly (Note 1E) ............................................       (2,733)
                                                                                     ---------
 Net expenses ..................................................................                       460,508
                                                                                                       -------
 Net investment income .........................................................                     2,019,574
NET REALIZED LOSS ON INVESTMENTS .............................................................           (170)
                                                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................................      $2,019,404
                                                                                                    ==========

See notes to financial statements

  Landmark Connecticut Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS ENDED
                                                                                   FEBRUARY 28, 1997     YEAR ENDED
                                                                                      (UNAUDITED)      AUGUST 31, 1996
                                                                                     --------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ..........................................................       $  2,019,574      $  2,890,510
Net realized loss on investments ...............................................               (170)           (4,176)
                                                                                       ------------      ------------
 Net increase in net assets from operations ....................................          2,019,404         2,886,334
                                                                                       ------------      ------------
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income ..........................................................         (2,019,574)       (2,890,510)
                                                                                       ------------      ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT NET ASSET VALUE OF
 $1.00 PER SHARE (Note 6):
Net proceeds from sale of shares ...................................... ........        162,529,603       274,274,165
Net asset value of shares issued to shareholders from reinvestment of dividends             382,367           789,666
Cost of shares repurchased .....................................................       (110,229,861)     (205,590,916)
                                                                                       ------------      ------------
Net increase in net assets from transactions in shares of beneficial interest ..         52,682,109        69,472,915
                                                                                       ------------      ------------
NET INCREASE IN NET ASSETS .....................................................         52,681,939        69,468,739
NET ASSETS:
Beginning of period ............................................................        116,024,941        46,556,202
                                                                                       ------------      ------------
End of period ..................................................................       $168,706,880      $116,024,941
                                                                                       ============      ============

See notes to financial statements

  Landmark Connecticut Tax Free Reserves
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS

                                                                                                            DECEMBER 1, 1993
                                                               SIX MONTHS ENDED    YEAR ENDED AUGUST 31,    (COMMENCEMENT
                                                              FEBRUARY 28, 1997   ----------------------    OF OPERATIONS) TO
                                                                 (UNAUDITED)        1996         1995        AUGUST 31, 1994
                                                              ---------------     --------     --------     -----------------
Net Asset Value, beginning of period ................            $1.00000         $1.00000     $1.00000       $1.00000
Net investment income ...............................             0.01410          0.03135      0.03564        0.01754
Less dividends from net investment income ...........            (0.01410)        (0.03135)    (0.03564)      (0.01754)
                                                                 --------         --------     --------       --------
Net Asset Value, end of period ......................            $1.00000         $1.00000     $1.00000       $1.00000
                                                                 ========         ========     ========       ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) ...........            $168,707         $116,025     $ 46,556       $ 15,949
Ratio of expenses to average net assets .............               0.65%*           0.42%        0.22%          0.00%*
Ratio of net investment income to average net assets                2.89%*           3.08%        3.60%          2.61%*
Total return ........................................               1.42%**          3.18%        3.62%          1.75%**

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund and the Administrator had not voluntarily assumed expenses for the periods indicated, the ratios and net investment income per share would have been as follows:

Net investment income per share .....................            $0.01259         $0.02504     $0.02732       $0.00128
RATIOS:
Expenses to average net assets ......................               0.96%*           1.04%        1.06%          2.42%*
Net investment income to average net assets .........               2.58%*           2.46%        2.76%          0.19%*
* Annualized.
** Not Annualized.

See notes to financial statements

  Landmark Connecticut Tax Free Reserves
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES
Landmark Connecticut Tax Free Reserves (the "Fund") is a separate non-diversified series of Landmark Multi-State Tax Free Funds (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INTEREST INCOME -- Interest income consists of interest accrued and accretion of market discount less the amortization of any premium on the investments of the Fund.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1996, the Fund, for federal income tax purposes, had a capital loss carryovers of $4,984 all of which will expire on August 31, 2004. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

E. FEES PAID INDIRECTLY -- The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

F. OTHER -- Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

(2) DIVIDENDS
The net income of the Fund is determined once daily, as of 12:00 noon, New York City time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

(3) INVESTMENT ADVISORY FEES
The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $139,851, of which $79,272 was voluntarily waived for the six months ended February 28, 1997. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

(4) ADMINISTRATIVE SERVICES PLAN
The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, LFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrator's fees amounted to $174,814, of which $60,555 was voluntarily waived for the six months ended February 28, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENT FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $174,814 for the six months ended February 28, 1997.

(5) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $69,926, all of which was voluntarily waived for the six months ended February 28, 1997. The Distributor may also receive an additional fee from the Fund not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payments of such additional fees have been made to date.

(6) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

(7) INVESTMENT TRANSACTIONS
Purchases, maturities and sales, of money market instruments aggregated $260,613,096 and $208,292,800, respectively, for the six months ended February 28, 1997.

(8) FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
The cost of investment securities owned at February 28, 1997, for federal income tax purposes, amounted to $167,686,111.

(9) LINE OF CREDIT
The Fund, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1997, the commitment fee allocated to the Fund was $312. Since the line of credit was established there have been no borrowings.

--------------------------------------------------------------------------------
  SHAREHOLDER
  SERVICING AGENTS

FOR CITIBANK RETAIL BANKING AND
BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
(212) 820-2383 or (800) 846-5300

FOR CITIGOLD CUSTOMERS:
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call Your Citigold Executive or, in NY or CT (800) 285-1701, or for all other states, (800) 285-1707

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICE CLIENTS:
Citibank, N.A.
Master Trust Accounts
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9659

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200,
(212) 820-2380 in New York City


[logo] LANDMARK
       FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
Institutional Tax Free Reserves

California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund